Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Global Value Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Value Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Class A | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Value Fund - Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class A | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Class A | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class A | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class A | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class A | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class A | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Global Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Global Value Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Global Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Global Value Fund - Class A | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Class A | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Global Value Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Global Value Fund - Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Value Fund - Class C | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Class C | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Value Fund - Class C | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class C | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Class C | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class C | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class C | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class C | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class C | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Global Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Value Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Global Value Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Global Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund - Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Class C | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Global Value Fund - Class C | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Class C | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Global Value Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Global Value Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Value Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Institutional Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Value Fund - Institutional Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Institutional Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Institutional Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Institutional Class | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Institutional Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Institutional Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional Class | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Global Value Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Value Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Global Value Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Value Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Global Value Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Global Value Fund - Institutional Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Institutional Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Global Value Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Global Value Fund - Institutional 2 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Value Fund - Institutional 2 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Institutional 2 Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Value Fund - Institutional 2 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Institutional 2 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Institutional 2 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Institutional 2 Class | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Institutional 2 Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Institutional 2 Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 2 Class | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Global Value Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Value Fund - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Global Value Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Value Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Global Value Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund - Institutional 2 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Institutional 2 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Global Value Fund - Institutional 2 Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Institutional 2 Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Global Value Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Global Value Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Value Fund - Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Institutional 3 Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Value Fund - Institutional 3 Class | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Institutional 3 Class | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Institutional 3 Class | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Institutional 3 Class | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Institutional 3 Class | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Institutional 3 Class | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 3 Class | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Global Value Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Value Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Global Value Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Value Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Global Value Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund - Institutional 3 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Institutional 3 Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Global Value Fund - Institutional 3 Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Institutional 3 Class | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Global Value Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Global Value Fund - Class R | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Value Fund - Class R | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Class R | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Value Fund - Class R | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class R | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Class R | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class R | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class R | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class R | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class R | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Global Value Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Value Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Global Value Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Value Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Global Value Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Class R | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund - Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund - Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class R | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Class R | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class R | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Class R | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Global Value Fund - Class R | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Class R | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Global Value Fund - Class R | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Global Value Fund - Class S | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Value Fund - Class S | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Value Fund - Class S | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Value Fund - Class S | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class S | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Class S | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class S | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class S | Goldman Sachs Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Global Value Fund - Class S | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class S | Hartford Insurance Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Columbia Global Value Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Value Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Global Value Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Value Fund - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Columbia Global Value Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Value Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Global Value Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Class S | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Global Value Fund - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Value Fund - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class S | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
Columbia Global Value Fund - Class S | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Global Value Fund - Class S | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Value Fund - Class S | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Global Value Fund - Class S | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Value Fund - Class S | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Value Fund - Class S | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Value Fund - Class S | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Global Value Fund - Class S | GREECE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Global Value Fund - Class S | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Global Value Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%